LONG-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
LONG-TERM BORROWINGS
Schedule of long-term borrowings

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Long-term borrowings-current:
Secured borrowings from Houfu	54,011	—	—
Secured borrowings from Chengdu Gongtou	25,137	721	102
	79,148	721	102
Long-term borrowings-non-current:
Secured borrowings from Chengdu Gongtou	381	—	—
	381	—	—